Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,131,063	$ 4,915,658	$ 3,311,241
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,266,468	1,395,506	1,446,905
Provision for loan losses	2,454,756	1,027,127	780,890
Writedowns on real estate owned			80
(Accretion) amortization of securities premium/discount	178,151	122,445	2,053
(Gain) loss on sale of assets	22,073	(962,365)	(47,279)
(Gain) on sale of securities	(536,821)	(365,401)
(Increase) decrease in accrued income	(34,109)	98,582	586,894
(Increase) in interest payable	(94,148)	(108,596)	(413,805)
Other, net	(977,193)	1,835,120	(2,479,986)
Net cash provided by operating activities	6,410,240	7,958,076	3,186,993
CASH FLOWS FROM INVESTING ACTIVITIES:
Net (increase) decrease in federal funds sold and securities purchased under agreements to resell	3,050,000	13,303,000	(5,411,000)
Proceeds from sales and maturities of securities available-for-sale	227,599,272	100,232,140	51,065,000
Purchases of securities available-for-sale	(216,132,217)	(186,093,370)	(54,156,709)
Proceeds from maturities of securities held-to-maturity	42,090,000	133,145,000	126,792,593
Purchases of securities held-to-maturity	(22,528,927)	(102,305,295)	(124,236,466)
Purchase of non-marketable equity securities			(300,000)
Net (increase) decrease in loans	8,294,295	(10,783,494)	(11,644,680)
Purchases of property and equipment	(453,920)	(113,037)	(475,507)
Proceeds from sale of assets	402,577	1,382,972	221,400
Cash received from acquisition of Alabama branches - net of cash paid	11,539,459
Net cash provided (used) by investing activities	53,860,539	(51,232,084)	(18,145,369)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in deposits	(4,233,342)	45,333,097	15,622,900
Net increase (decrease) in federal funds purchased and securities sold under agreements to repurchase	(1,454,234)	5,295,896	(2,483,335)
Dividends paid	(1,795,956)	(1,795,956)	(1,795,957)
Net cash provided (used) by financing activities	(7,483,532)	48,833,037	11,343,608
Net increase (decrease) in cash and due from banks	52,787,247	5,559,029	(3,614,768)
Cash and due from banks, beginning	20,010,142	14,451,113	18,065,881
Cash and due from banks, ending	72,797,389	20,010,142	14,451,113
Cash paid during the year for:
Interest	3,137,141	3,718,218	5,410,897
Income taxes	1,830,000	900,000	1,680,000
Assets acquired:
Investments and related accrued income	3,319,870
Loans receivable and accrued income	30,585,020
Property and equipment	2,746,099
Other real estate	1,811,786
Intangible and other assets	2,094,426
Total non-cash assets acquired	40,557,201
Deposit liabilities and accrued expenses assumed	52,096,660
Cash received from acquisition - net of cash paid	$ 11,539,459